Charles Schwab Investment Management, Inc.

9800 Schwab Way

Lone Tree, CO 80124

February 27, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Capital Trust (“Trust”) (File Nos. 033-62470 and 811-07704)

Schwab Target 2070 Fund
Schwab Target 2070 Index Fund

Post-Effective Amendment No. 236

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses, dated February 23, 2026, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Michael Cirelli

Michael Cirelli

Corporate Counsel